Fair Value Measurements (Schedule of Fair Value of Assets Measured on Nonrecurring Basis) (Detail) - Level 3 - Fair Value, Measurements, Nonrecurring ¥ in Millions	12 Months Ended
Mar. 31, 2017 JPY (¥)
Investments in Affiliates
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	¥ 26,552
Valuation technique	Discounted cash flow method
Significant unobservable input	Weighted average cost of capital
Input value	7.90%
Goodwill and Unamortizable Intangible Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	¥ 45,947
Valuation technique	Discounted cash flow method
Significant unobservable input	Weighted average cost of capital
Goodwill and Unamortizable Intangible Assets | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Input value	3.00%
Goodwill and Unamortizable Intangible Assets | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Input value	8.60%